Loans and Leases and Allowance For Credit Losses (TDR 1) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contracts	Dec. 31, 2012 contracts
Commercial and industrial owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	102	139
Post-Modification Outstanding Balance	$ 29,630	$ 38,761
Financial effects of modification	(141)	1,894
Number of redefaulted contracts, actual	17	17
Ending balance of redefaulted TDRs	2,365	3,770
Commercial and industrial owner occupied [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	22	28
Post-Modification Outstanding Balance	6,601	10,501
Financial effects of modification	(466)	145
Number of redefaulted contracts, actual	0	4
Ending balance of redefaulted TDRs	0	1,390
Commercial and industrial owner occupied [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	64	95
Post-Modification Outstanding Balance	15,662	23,337
Financial effects of modification	(12)	660
Number of redefaulted contracts, actual	10	13
Ending balance of redefaulted TDRs	1,144	2,380
Commercial and industrial owner occupied [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	16	16
Post-Modification Outstanding Balance	7,367	4,923
Financial effects of modification	337	1,089
Number of redefaulted contracts, actual	7	0
Ending balance of redefaulted TDRs	1,221	0
Other commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	181	200
Post-Modification Outstanding Balance	147,077	121,452
Financial effects of modification	(908)	(1,774)
Number of redefaulted contracts, actual	17	20
Ending balance of redefaulted TDRs	476	1,397
Other commercial and industrial [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	26	27
Post-Modification Outstanding Balance	75,447	7,436
Financial effects of modification	(1,040)	(2)
Number of redefaulted contracts, actual	0	3
Ending balance of redefaulted TDRs	0	401
Other commercial and industrial [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	120	141
Post-Modification Outstanding Balance	53,340	76,814
Financial effects of modification	1,295	(3,037)
Number of redefaulted contracts, actual	17	14
Ending balance of redefaulted TDRs	476	609
Other commercial and industrial [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	35	32
Post-Modification Outstanding Balance	18,290	37,202
Financial effects of modification	(1,163)	1,265
Number of redefaulted contracts, actual	0	3
Ending balance of redefaulted TDRs	0	387
Commercial real estate retail properties [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	37	27
Post-Modification Outstanding Balance	48,508	13,035
Financial effects of modification	3,593	931
Number of redefaulted contracts, actual	6	3
Ending balance of redefaulted TDRs	1,481	372
Commercial real estate retail properties [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	4	9
Post-Modification Outstanding Balance	1,116	6,883
Financial effects of modification	(8)	957
Number of redefaulted contracts, actual	1	0
Ending balance of redefaulted TDRs	302	0
Commercial real estate retail properties [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	21	15
Post-Modification Outstanding Balance	27,550	4,472
Financial effects of modification	4,159	(25)
Number of redefaulted contracts, actual	4	3
Ending balance of redefaulted TDRs	993	372
Commercial real estate retail properties [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	12	3
Post-Modification Outstanding Balance	19,842	1,680
Financial effects of modification	(558)	(1)
Number of redefaulted contracts, actual	1	0
Ending balance of redefaulted TDRs	186	0
Commercial real estate Multi family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	31	50
Post-Modification Outstanding Balance	14,874	12,803
Financial effects of modification	420	640
Number of redefaulted contracts, actual	2	4
Ending balance of redefaulted TDRs	225	1,579
Commercial real estate Multi family [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	10	11
Post-Modification Outstanding Balance	4,444	1,288
Financial effects of modification	7	(27)
Number of redefaulted contracts, actual	0	2
Ending balance of redefaulted TDRs	0	1,236
Commercial real estate Multi family [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	16	32
Post-Modification Outstanding Balance	2,345	3,554
Financial effects of modification	415	(1)
Number of redefaulted contracts, actual	2	2
Ending balance of redefaulted TDRs	225	343
Commercial real estate Multi family [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	5	7
Post-Modification Outstanding Balance	8,085	7,961
Financial effects of modification	(2)	668
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Commercial real estate office [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	29	22
Post-Modification Outstanding Balance	25,936	45,944
Financial effects of modification	2,402	4,239
Number of redefaulted contracts, actual	2	0
Ending balance of redefaulted TDRs	1,131	0
Commercial real estate office [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	7	4
Post-Modification Outstanding Balance	6,504	4,155
Financial effects of modification	1,656	(236)
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Commercial real estate office [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	16	12
Post-Modification Outstanding Balance	12,388	40,152
Financial effects of modification	91	4,199
Number of redefaulted contracts, actual	2	0
Ending balance of redefaulted TDRs	1,131	0
Commercial real estate office [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	6	6
Post-Modification Outstanding Balance	7,044	1,637
Financial effects of modification	655	276
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Commercial real estate Industrial and warehouse [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	11	20
Post-Modification Outstanding Balance	12,618	43,130
Financial effects of modification	(661)	(4,183)
Number of redefaulted contracts, actual	2	1
Ending balance of redefaulted TDRs	1,087	413
Commercial real estate Industrial and warehouse [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1	3
Post-Modification Outstanding Balance	2,682	7,470
Financial effects of modification	(476)	(296)
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Commercial real estate Industrial and warehouse [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	9	16
Post-Modification Outstanding Balance	4,069	34,613
Financial effects of modification	(185)	(3,857)
Number of redefaulted contracts, actual	1	1
Ending balance of redefaulted TDRs	361	413
Commercial real estate Industrial and warehouse [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1	1
Post-Modification Outstanding Balance	5,867	1,047
Financial effects of modification	0	(30)
Number of redefaulted contracts, actual	1	0
Ending balance of redefaulted TDRs	726	0
Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	982	1,105
Post-Modification Outstanding Balance	111,656	121,160
Financial effects of modification	1,771	6,289
Number of redefaulted contracts, actual	155	139
Ending balance of redefaulted TDRs	18,752	18,524
Residential Mortgage [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	65	25
Post-Modification Outstanding Balance	11,662	8,795
Financial effects of modification	3	(40)
Number of redefaulted contracts, actual	4	2
Ending balance of redefaulted TDRs	424	61
Residential Mortgage [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	442	482
Post-Modification Outstanding Balance	58,344	65,336
Financial effects of modification	384	1,394
Number of redefaulted contracts, actual	78	100
Ending balance of redefaulted TDRs	11,263	13,574
Residential Mortgage [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	17	15
Post-Modification Outstanding Balance	1,837	1,836
Financial effects of modification	39	81
Number of redefaulted contracts, actual	2	7
Ending balance of redefaulted TDRs	418	804
Residential Mortgage [Member] | Chapter 7 Bankruptcy
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	458	583
Post-Modification Outstanding Balance	39,813	45,193
Financial effects of modification	1,345	4,854
Number of redefaulted contracts, actual	71	30
Ending balance of redefaulted TDRs	6,647	4,085
Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	2,986	4,054
Post-Modification Outstanding Balance	17,274	25,977
Financial effects of modification	225	1,767
Number of redefaulted contracts, actual	175	170
Ending balance of redefaulted TDRs	1,109	218
Automobile Loan [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	14	40
Post-Modification Outstanding Balance	106	368
Financial effects of modification	0	4
Number of redefaulted contracts, actual	1	4
Ending balance of redefaulted TDRs	112	0
Automobile Loan [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1,659	1,910
Post-Modification Outstanding Balance	9,420	13,186
Financial effects of modification	(76)	(103)
Number of redefaulted contracts, actual	37	132
Ending balance of redefaulted TDRs	380	69
Automobile Loan [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	0	0
Post-Modification Outstanding Balance	0	0
Financial effects of modification	0	0
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Automobile Loan [Member] | Chapter 7 Bankruptcy
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1,313	2,104
Post-Modification Outstanding Balance	7,748	12,423
Financial effects of modification	301	1,866
Number of redefaulted contracts, actual	137	34
Ending balance of redefaulted TDRs	617	149
Home equity secured by first-lien other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	670	540
Post-Modification Outstanding Balance	46,511	47,166
Financial effects of modification	813	8,619
Number of redefaulted contracts, actual	23	18
Ending balance of redefaulted TDRs	1,951	1,559
Home equity secured by first-lien other [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	134	222
Post-Modification Outstanding Balance	12,244	28,381
Financial effects of modification	1,149	4,424
Number of redefaulted contracts, actual	1	11
Ending balance of redefaulted TDRs	87	932
Home equity secured by first-lien other [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	279	130
Post-Modification Outstanding Balance	19,280	10,468
Financial effects of modification	(1,084)	(49)
Number of redefaulted contracts, actual	6	5
Ending balance of redefaulted TDRs	629	503
Home equity secured by first-lien other [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	0	0
Post-Modification Outstanding Balance	0	0
Financial effects of modification	0	0
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Home equity secured by first-lien other [Member] | Chapter 7 Bankruptcy
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	257	188
Post-Modification Outstanding Balance	14,987	8,317
Financial effects of modification	748	4,244
Number of redefaulted contracts, actual	16	2
Ending balance of redefaulted TDRs	1,235	124
Home equity secured by junior-lien [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	3,080	1,698
Post-Modification Outstanding Balance	71,871	31,698
Financial effects of modification	28,382	18,626
Number of redefaulted contracts, actual	50	12
Ending balance of redefaulted TDRs	1,196	241
Home equity secured by junior-lien [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	25	60
Post-Modification Outstanding Balance	1,179	3,023
Financial effects of modification	190	494
Number of redefaulted contracts, actual	1	2
Ending balance of redefaulted TDRs	0	112
Home equity secured by junior-lien [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1,491	390
Post-Modification Outstanding Balance	55,389	15,040
Financial effects of modification	(5,431)	(432)
Number of redefaulted contracts, actual	9	3
Ending balance of redefaulted TDRs	478	99
Home equity secured by junior-lien [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	0	7
Post-Modification Outstanding Balance	0	288
Financial effects of modification	0	0
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Home equity secured by junior-lien [Member] | Chapter 7 Bankruptcy
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	1,564	1,241
Post-Modification Outstanding Balance	15,303	13,347
Financial effects of modification	33,623	18,564
Number of redefaulted contracts, actual	40	7
Ending balance of redefaulted TDRs	718	30
Other Consumer loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	52	55
Post-Modification Outstanding Balance	988	2,653
Financial effects of modification	82	(79)
Number of redefaulted contracts, actual	3	4
Ending balance of redefaulted TDRs	96	0
Other Consumer loan [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	5	14
Post-Modification Outstanding Balance	306	305
Financial effects of modification	48	32
Number of redefaulted contracts, actual	0	1
Ending balance of redefaulted TDRs	0	0
Other Consumer loan [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	11	27
Post-Modification Outstanding Balance	117	2,150
Financial effects of modification	5	(111)
Number of redefaulted contracts, actual	0	3
Ending balance of redefaulted TDRs	0	0
Other Consumer loan [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	0	0
Post-Modification Outstanding Balance	0	0
Financial effects of modification	0	0
Number of redefaulted contracts, actual	0	0
Ending balance of redefaulted TDRs	0	0
Other Consumer loan [Member] | Chapter 7 Bankruptcy
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	36	14
Post-Modification Outstanding Balance	565	198
Financial effects of modification	29	0
Number of redefaulted contracts, actual	3	0
Ending balance of redefaulted TDRs	96	0
Other commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	53	64
Post-Modification Outstanding Balance	38,582	93,646
Financial effects of modification	4,918	1,778
Number of redefaulted contracts, actual	5	5
Ending balance of redefaulted TDRs	779	1,544
Other commercial real estate [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	19	10
Post-Modification Outstanding Balance	10,996	2,944
Financial effects of modification	96	(288)
Number of redefaulted contracts, actual	0	1
Ending balance of redefaulted TDRs	0	898
Other commercial real estate [Member] | Amortization Or Maturity Date Change [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	21	48
Post-Modification Outstanding Balance	17,851	80,672
Financial effects of modification	4,923	4,090
Number of redefaulted contracts, actual	4	4
Ending balance of redefaulted TDRs	774	646
Other commercial real estate [Member] | Other Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	13	6
Post-Modification Outstanding Balance	9,735	10,030
Financial effects of modification	(101)	(2,024)
Number of redefaulted contracts, actual	1	0
Ending balance of redefaulted TDRs	5	0
Total Loan Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, actual	8,214	7,974
Post-Modification Outstanding Balance	565,525	597,425
Financial effects of modification	40,896	38,747
Number of redefaulted contracts, actual	457	393
Ending balance of redefaulted TDRs	$ 30,648	$ 29,617